Taxation - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carried forward	$ 36,748	$ 21,283
State net operating loss carried forwards for US entity	586	638
Accrued expenses	468	268
Allowance for expected credit loss	37,649	21,352
Impairment on investments	3,980
Inventory write-down	4,249	4,027
Lawsuit provision	5,509
Property and equipment	788	795
Total deferred tax assets	89,977	48,363
Less: valuation allowance	(89,977)	(48,363)	$ (18,556)
Deferred tax assets, net of valuation allowance